Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Shareholders Equity
Schedule of Share capital

	Number of shares 2023	Number of shares 2022	Number of shares 2021
	Ordinary	Ordinary	Ordinary
Balance at January 1	84,246,967	74,865,381	54,131,553
Issued for cash	—	9,381,586	20,498,451
Issued for services	—	—	112,657
Exercise of share options / vesting of RSUs	537,513	144,688	474,887
Treasury shares issued (transferred)	(536,096)	(144,688)	(352,167)
Balance at December 31	84,248,384	84,246,967	74,865,381

Schedule of fair value of options calculated using Black-Scholes option pricing model and weighted average assumptions utilized

	Options granted		Options granted		Options granted
	in 2023		in 2022		in 2021
Risk-free interest rate	3.960%		2.570%		0.510%
Expected dividend yield	—%		—%		—%
Expected volatility	105.6%		101.0%		79.0%
Expected life in years	5	years	5	years	5	years

Schedule of Movements in the number of options outstanding and weighted average exercise prices

	2023		2022		2021
	Number of	Average	Number of	Average	Number of	Average
	options	exercise price	options	exercise price	options	exercise price
Balance at January 1	11,279,210	€3.66	7,643,143	€6.13	7,021,235	€6.47
Granted	1,793,449	€2.76	5,230,405	€0.89	1,492,034	€4.34
Forfeited	(276,272)	€4.62	(1,177,622)	€5.84	(341,448)	€8.68
Exercised	(337,746)	€1.07	(1,590)	€2.72	(474,887)	€3.35
Expired	(1,272,401)	€7.80	(415,126)	€7.94	(53,791)	€9.53
Balance at December 31	11,186,240	€3.10	11,279,210	€3.66	7,643,143	€6.13
Exercisable at December 31	6,679,018		5,235,914		4,221,503

Schedule of movements in the number of RSUs outstanding

	2023	2022	2021
	Number of	Number of	Number of
	RSUs	RSUs	RSUs
Balance at January 1	370,962	536,118	—
Granted	52,319	353,116	545,613
Forfeited	(66,881)	(371,102)	(9,495)
Released	(190,094)	(147,170)	—
Balance at December 31	166,306	370,962	536,118